LEASES - Schedule of future minimum payments under operating leases (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Future minimum lease commitments under non-cancelable operating leases
2026	$ 485
2027	331
2028	276
2029	257
2030	260
2031	52
Total operating lease payments	1,661
Less: imputed interest	(154)
Present value of lease Liabilities	$ 1,507	$ 563